Amendment No.

1 to

Investment Management Agreement

This Amendment No. 1, dated April 27, 2018, to Investment Management Agreement is being entered into by and between Western Asset Inflation-Linked Income Fund (formerly, Western Asset/Claymore Inflation-Linked Securities & Income Fund and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund), a Massachusetts business trust (the “Trust”), and Western Asset Management Company, a California corporation (the “Manager”), to amend the Investment Management Agreement, dated September 24, 2003 (“Current Agreement”), between the Manager and the Trust. Unless otherwise defined herein, all defined terms have the same meaning as the Current Agreement.

Background

The parties to the Current Agreement wish to amend the Current Agreement as set forth in this Amendment No. 1 in order to reduce the compensation paid by the Trust to the Manager under the Current Agreement, as amended.

Terms

NOW, THEREFORE, in consideration of the mutual promises contained herein and for other good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties, intending to be legally bound, agree to all statements made above and as follows:

1. Modifications to the Current Agreement. The Current Agreement is hereby amended as follows:

(a) Existing Section 7 is deleted in its entirety and replaced as follows:

7.     As compensation for the services performed and expenses assumed by the Manager, including the services of any consultants, investment advisers or other parties retained by the Manager, the Trust shall pay the Manager an annual fee, payable on a monthly basis, at the annual rate of 0.35% of the Trust’s average weekly assets. “Average Weekly Assets” means the average weekly value of the total assets of the Trust (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage). For purposes of calculating Average Weekly Assets, neither the liquidation preference of any preferred shares of beneficial interest outstanding nor any liabilities associated with any instruments or transactions used by the Manager to leverage the Trust’s portfolio (whether or not such instruments or transactions are “covered” within the meaning of the 1940 Act and the rules and regulations thereunder, giving effect to any interpretations of the Securities and Exchange Commission and its staff) is considered a liability. In addition, with respect to reverse repurchase or dollar roll transactions (“Repurchase Transactions”) entered into by the Trust, Average Weekly Assets includes (a) any proceeds from the sale of an asset (the “Underlying Asset”) of the Trust to a counterparty in a Repurchase Transaction and (b) the value of such Underlying Asset as of the relevant measuring date. The first payment of the fee shall be made as promptly as possible at the end of the month succeeding the effective date of this Agreement. For any period less than a month during which this Agreement is in effect, the fee shall be prorated according to the proportion which such period bears to a full month of 28, 29, 30 or 31 days, as the case may be. For purposes of this Agreement and except as otherwise provided herein, the Average Weekly Assets of the Trust shall be calculated pursuant to procedures adopted by the Trustees of the Trust for calculating the value of the Trust’s assets or delegating such calculations to third parties. In the event that the expenses of the Trust exceed any expense limitation which the Manager may, by written notice to the Trust, voluntarily declare to be effective with respect to the Trust, subject to such terms and conditions as the Manager may prescribe in such notice, the compensation due to the Manager shall be reduced, and, if necessary, the Manager shall bear the Trust’s expenses to the extent required by such expense limitation.

2. Remainder of Current Agreement. Except as specifically modified by this Amendment No. 1, all terms and conditions of the Current Agreement shall remain in full force and effect.

3. Entire Agreement. This Amendment No. 1 constitutes the final, complete, exclusive and fully integrated record of the agreement of the parties with respect to the subject matter herein.

4. Massachusetts Business Trust. A copy of the Trust’s Agreement and Declaration of Trust, as amended, is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Amendment No. 1 has been executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of or arising out of this Amendment No. 1 are not binding upon any of the Trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property of the Trust.

5. Facsimile Signatures: Counterparts. This Amendment No. 1 may be executed in one or more counterparts; such execution of counterparts may occur by manual signature, facsimile signature, manual signature transmitted by means of facsimile transmission or manual signature contained in an imaged document attached to an email transmission; and each such counterpart executed in accordance with the foregoing shall be deemed an original, with all such counterparts together constituting one and the same instrument. The exchange of executed copies of this Amendment No. 1 or of executed signature pages to this Amendment No. 1 by facsimile transmission or as an imaged document attached to an email transmission shall constitute effective execution and delivery hereof and may be used for all purposes in lieu of a manually executed copy of this Amendment No. 1.

[Remainder of page intentionally blank. Signature page follows.]

IN WITNESS WHEREOF, the parties hereto have caused this Amendment No. 1 to be executed by their duly authorized officers, as of the day and year first above written.

WESTERN ASSET INFLATION-LINKED INCOME FUND

By:	/s/ Jane Trust

Name: Jane Trust Title: President

WESTERN ASSET MANAGEMENT COMPANY

By:

Name:
Title:

IN WITNESS WHEREOF, the parties hereto have caused this Amendment No. 1 to be executed by their duly authorized officers, as of the day and year first above written.

WESTERN ASSET INFLATION-LINKED INCOME FUND

By:

Name: Jane Trust
Title: President

WESTERN ASSET MANAGEMENT COMPANY

By:	/s/ Daniel E. Giddings
Name: Daniel E. Giddings
Title: Manager, International Legal and Compliance